CAPITAL STOCK DISCLOSURE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Options exercised, common shares		18,471,026
Options exercised, gross proceeds	$ 2,726,000	$ 2,725,654
Shares issued as stock compensation, value	$ 936,000	$ 1,305,000	$ 100,000
2011 Consultant Stock Compensation Plan
Shares issued as stock compensation	1,560,000
Shares issued as stock compensation, value	$ 936,000
2017 Consultants Stock Compensation Plan
Shares issued as stock compensation		7,250,000
Shares issued as stock compensation, value		$ 1,305,000